Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Summary of Operating Leases Future Minimum Payments

Future minimum payments under the amended lease as of June 30, 2019 are as follows (in thousands):

2019 (Six months remaining)	$155
2020	457
2021	471
2022	486
2023	247

Total future minimum lease payments	1,816

Less: Amounts representing interest	(296)

Total lease liability	$1,520

Remaining lease term	4.0 years

As of December 31, 2018, future minimum lease payments under the operating lease (assuming the Company does not elect the early cancellation option on this lease), are as follows:

2019	$792
2020	887
2021	914

$2,593